INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Income Tax Expense (Benefit)	$ (60,703)	$ (45,908)		$ (2,862,352)	$ (259,666)
Effective tax rate (percent)	32.00%	38.00%
Deferred income taxes	$ (65,833)	$ (52,184)		(2,880,154)	(263,989)
Net operating loss carryforward				2,676,000
Unrecognized tax benefits that would impact effective tax rate				5,585
Tax expense related to uncertain tax positions				659
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount		$ 3,140		20,101	5,029
Effective Income Tax Rate Reconciliation, Percent, Excluding Share-based Compensation Expense		40.00%
Cablevision Systems Corp.
Business Acquisition [Line Items]
Deferred income taxes			$ 153,660
Federal Tax Reform
Business Acquisition [Line Items]
Impact from changes in tax rates, benefit				2,332,677	$ 0
Net operating loss carryforward	$ 2,486,000
Alternative Minimum Tax Credit Carryforward
Business Acquisition [Line Items]
Tax credit carryforward				48,995
Research Tax Credit Carryforward
Business Acquisition [Line Items]
Tax credit carryforward				17,806
Accounting Standards Update 2016-09
Business Acquisition [Line Items]
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09				$ 310,771